Leases	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Leases
7	LEASES

(a)	Right-of-use assets

	Buildings	Others	Total
	RMB million
Cost
As at 1 January 2022	5,370	2	5,372
Additions	639	1	640
Deductions	(1,808)	—	(1,808)

As at 31 December 2022	4,201	3	4,204

Accumulated depreciation
As at 1 January 2022	(2,853)	(1)	(2,854)
Charge for the year	(1,138)	(1)	(1,139)
Deductions	1,599	—	1,599

As at 31 December 2022	(2,392)	(2)	(2,394)

Impairment
As at 1 January 2022	—	—	—

As at 31 December 2022	—	—	—

Net book value
As at 1 January 2022	2,517	1	2,518

As at 31 December 2022	1,809	1	1,810

	Buildings	Others	Total
	RMB million
Cost
As at 1 January 2021	5,430	2	5,432
Additions	972	1	973
Deductions	(1,032)	(1)	(1,033)

As at 31 December 2021	5,370	2	5,372

Accumulated depreciation
As at 1 January 2021	(2,355)	(1)	(2,356)
Charge for the year	(1,410)	(1)	(1,411)
Deductions	912	1	913

As at 31 December 2021	(2,853)	(1)	(2,854)

Impairment
As at 1 January 2021	—	—	—

As at 31 December 2021	—	—	—

Net book value
As at 1 January 2021	3,075	1	3,076

As at 31 December 2021	2,517	1	2,518

The Group had no significant profit or loss from subleasing
right-of-use
assets or sale and leaseback transactions for the year ended 31 December 2022 (2021: same).
The Group’s
right-of-use
assets include the above assets and land use rights disclosed in Note 14.

(b)	The amounts recognised in profit or loss in relation to leases are as follows:

	As at 31 December 2022 RMB million	As at 31 December 2021 RMB million
Interest on lease liabilities	74	96
Depreciation charge of right-of-use assets	1,139	1,411
Expense relating to short-term leases	324	333
Expense relating to leases of low-value assets (except for short-term lease liabilities)	—	1

Total	1,537	1,841